BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity	Annual Rate	Currency	As of
				June 30, 2024	December 31, 2023
Corporate revolving credit facility	June 29, 2029	SOFR plus 1.2%	US$	$865	$222
Commercial paper(1)	August 2, 2024	6.0%	US$	986	989

Current:
Medium-term notes:
Public - Canadian	February 22, 2024	3.3%	C$	—	226
Public - Canadian	February 22, 2024	3.3%	C$	—	302
Non-current:
Medium-term notes:
Public - Canadian	November 14, 2027	5.6%	C$	329	340
Public - Canadian	September 11, 2028	4.2%	C$	512	528
Public - Canadian	October 9, 2029	3.4%	C$	512	528
Public - Canadian	July 27, 2030	5.7%	C$	366	377
Public - Canadian	September 1, 2032	2.9%	C$	366	377
Public - Canadian	February 14, 2033	6.0%	C$	183	189
Public - Canadian	April 25, 2034	5.4%	C$	292	302
Public - Canadian	April 25, 2052	5.8%	C$	146	151
Public - Canadian	July 27, 2053	6.0%	C$	146	151

Subordinated notes:
Public – United States	May 24, 2081	5.0%	US$	250	250
Public – United States	May 31, 2084	7.3%	US$	158	—
				5,111	4,932
Deferred financing costs and other				(27)	(21)
Total				$5,084	$4,911
1.Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of June 30, 2024.

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Current	$2,643	$4,442
Non-current	42,032	36,462
Total	$44,675	$40,904